Unaudited Condensed Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Statement of Comprehensive Income [Abstract]
Net loss	$ (51,080)	$ (74,815)
Other comprehensive loss:
Foreign currency translation adjustment	(10,968)	4,853
Comprehensive loss	$ (62,048)	$ (69,962)